Note 10 - Subsequent Events (Details) - USD ($)				3 Months Ended				12 Months Ended
	Oct. 10, 2015	Oct. 01, 2015	Feb. 09, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Jul. 10, 2015	Apr. 10, 2015
Stock compensation expense							$ 0	$ 1,012,500
Loyl.Me
Share Price			$ 2.00						$ 1.04	$ 1.47
Stock compensation expense				$ 25,000	$ 8,250	$ 50,000
Common Stock
Issuance of common stock for cash, Shares							3,960,000	3,685,667
Common Stock | Loyl.Me
Stock Issued During Period, Shares, License Agreement				24,038	5,612	25,000
Subsequent Event
Share Price		$ 0.29
Stock compensation expense		$ 58,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Face Amount				$ 28,000
Subsequent Event | Loyl.Me
Share Price	$ 0.322
Stock compensation expense	$ 25,000
Terms of Licensing Agreement								The agreement requires six installment payments of $25,000 and the issuance of common stock and 8% of revenue from the use of the licensed technology
Subsequent Event | Common Stock
Stock Issued During Period, Shares, Share-based Compensation		200,000
Subsequent Event | Common Stock | Loyl.Me
Stock Issued During Period, Shares, License Agreement	77,640
Issuance of common stock for cash, Shares			25,000